Borrowings - Summary of Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 74,215	$ 978	₨ 36,086
Current maturities of long-term borrowings	94,729	1,249	153,514
Current borrowings	₨ 168,944	$ 2,227	₨ 189,600